NOTE 2 - GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) - USD ($)		2 Months Ended	12 Months Ended
	Nov. 03, 2017	Feb. 27, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NOTE 2 - GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value			$ 1,547,579	$ 1,055,895	$ 953,234
Working Capital (Deficit)			(2,300,644)
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants			6,041,214
Proceeds from Issuance or Sale of Equity			6,011,229	5,226,368
Net Cash Provided by (Used in) Operating Activities			(7,470,054)	$ (5,107,452)
Series D Preferred Stock [Member]
NOTE 2 - GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants	$ 1,929,960
Proceeds from Issuance or Sale of Equity			1,929,960
Working Capital, Excluding Derivative and Warrant Liabilities [Member]
NOTE 2 - GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) [Line Items]
Working Capital (Deficit)			$ (743,518)
Subsequent Event [Member]
NOTE 2 - GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details) [Line Items]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants		$ 1,500,000
Proceeds from Issuance or Sale of Equity		$ 270,000